Document and Entity Information	5 Months Ended
May 31, 2013
Document And Entity Information
Entity Registrant Name	Flex Fuel Technologies, Inc.
Entity Central Index Key	0001577687
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	14,893,130
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 17	$ 59	$ 6,207
Prepaid expenses
Total current assets	17	59	6,207
Property and equipment, net
Total assets	17	60	6,207
Current liabilities
Notes payable
Convertible bridge notes payable, net of discount of $-0- and $-0- respectively at May 31, 2013 and December 31, 2012	113,400	113,400	108,230
Accounts payable	237,500	237,500	237,500
Accrued interest	19,012	17,311	10,507
Accrued liabilities	116,020	91,020	49,290
Due to related party	630	400
Total current liabilities	486,562	459,631	405,527
Total liabilities	486,562	459,631	405,527
Stockholders' deficit
Common stock 40,000,000 $.00001 par value shares authorized 31,298,570 and 14,893,130 issued and outstanding respectively	313	149	148
Additional paid-in capital	473,570	338,710	331,211
Common stock subscribed		127,024	127,024
Deficit accumulated during the development stage	(960,428)	(925,454)	(857,703)
Total stockholders' deficit	(486,545)	(459,571)	(399,320)
Total liabilities and stockholders' deficit	$ 17	$ 60	$ 6,207

Balance Sheets (Parenthetical) (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Notes Payable, Discount	$ 0	$ 0	$ 5,170
Common Stock, Shares Authorized	40,000,000	40,000,000	40,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Issued	31,298,570	31,298,570	14,893,130
Common Stock, Shares Outstanding	14,893,130	14,893,130	14,863,130

Statements of Operations (Unaudited) (USD $)	5 Months Ended		12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Income Statement [Abstract]
Revenues
Operating expenses
Research and development	0	0	0	0	258,566	258,566
Officer and director compensation	50,000	50,000	50,000	50,000	268,018	243,018
Professional fees		15,250		15,250	167,472	159,472
Depreciation		1,175		1,175	7,048	7,048
General and administrative	5,778	27,408	5,778	27,408	101,053	100,780
Total operating expenses	55,778	93,833	55,778	93,833	802,158	768,885
Loss from operations	(55,778)	(93,833)	(55,778)	(93,833)	(802,158)	(768,885)
Other Income (Expense)
Interest income	0		0		314	314
Interest expense	(11,973)	(41,844)	(11,973)	(41,844)	(158,584)	(156,883)
Total Other Income (Expense)	(11,973)	(41,844)	(11,973)	(41,844)	(158,270)	(156,569)
Net loss	$ (34,974)	$ (135,677)	$ (67,751)	$ (135,677)	$ (925,454)	$ (960,428)
Net loss per common share	$ 0	$ (0.01)	$ 0	$ (0.01)
Weighted average shares outstanding	14,889,519	14,620,718	14,889,519	14,620,718

Statements of Cash Flows (USD $)	5 Months Ended	12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (34,974)	$ (67,751)	$ (135,677)	$ (925,454)	$ (960,428)
Adjustments to reconcile net loss to net cash provided by operations
Depreciation and amortization			1,175	7,048	7,048
Amortization of debt discount		5,170	34,990	117,410	117,410
Common stock issued for payment of accounts payable	8,000				8,000
Common stock issued and subscribed for services			6,250	133,514	133,514
Common stock issued for accrued interest payable			6,250	18,706	18,706
Prepaid expenses			2,000
Accounts payable				237,500	237,500
Accrued interest	1,702	6,804	6,854	20,689	22,391
Accrued liabilities - other	25,000	41,729	19,956	91,019	116,019
Due to related party
Net cash used by operations	(272)	(14,048)	(64,452)	(299,840)	(299,840)
Cash flows used in investing activities
Acquisition of property and equipment				(7,048)	(7,048)
Cash flows used in investing activities				(7,048)	(7,048)
Proceeds from issuance of convertible notes payable				125,000	125,000
Proceeds from related party loans	230	400		400	630
Proceeds from issuance of convertible bridge notes payable			22,900	113,400	113,400
Proceeds from common stock issuance		7,500	39,750	67,875	67,875
Cash flows from financing activities	230	7,900	62,650	306,675	306,905
Increase in cash	(42)	(6,148)	(1,802)	59	17
Cash - Beginning	59	6,207	8,009
Cash - Ending	17	59	6,207	59	17
Interest paid				79	79
Income taxes paid
Common stock issued for repayment of notes payable			28,205	143,205	143,205
Common stock issued for payment of accounts payable	8,000				8,000
Common stock issued and subscribed for services					133,514
Common stock issued for accrued interest payable					18,706
Common stock issued for discount on convertible notes payable			$ 12,083	$ 59,416	$ 59,416

Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Subscribed	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Jul. 20, 2008
Beginning Balance, Shares at Jul. 20, 2008
Shares issued to Founders, Shares	23,998,500
Shares issued to Founders, Amount	240				240
Common stock subscribed, Shares
Common stock subscribed, Amount			24		24
Net Income (Loss)				(329,927)	(329,927)
Ending Balance, Amount at Dec. 31, 2008	240		24	(329,927)	(329,663)
Ending Balance, Shares at Dec. 31, 2008	23,998,500
Common stock issued for cash, Shares	262,500
Common stock issued for cash, Amount	3	20,622			20,625
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount			127,000		127,000
Common stock issued for discount on convertible notes payable, Shares	249,500
Common stock issued for discount on convertible notes payable, Amount	2	27,887			27,889
Intrinsic value of beneficial conversion feature of convertible notes payable		22,611			22,611
Net Income (Loss)				(209,143)	(209,143)
Ending Balance, Amount at Dec. 31, 2009	245	71,120	127,024	(539,070)	(340,681)
Ending Balance, Shares at Dec. 31, 2009	24,510,500
Common stock issued for discount on convertible notes payable, Shares	200,000
Common stock issued for discount on convertible notes payable, Amount	2	22,220			22,222
Intrinsic value of beneficial conversion feature of convertible notes payable		17,778			17,778
Common stock surrendered and cancelled, Shares	(10,800,000)
Common stock surrendered and cancelled, Amount	(108)	108
Common stock issued for repayment of notes payable and accrued interest, Shares	535,880
Common stock issued for repayment of notes payable and accrued interest, Amount	5	133,701			133,706
Net Income (Loss)				(182,956)	(182,956)
Ending Balance, Amount at Dec. 31, 2010	144	244,927	127,024	(722,026)	(349,931)
Ending Balance, Shares at Dec. 31, 2010	14,446,380
Common stock issued for cash, Shares	219,000
Common stock issued for cash, Amount	2	39,748			39,750
Common stock subscribed for services and prepaid expenses, Shares	25,000
Common stock subscribed for services and prepaid expenses, Amount		6,250			6,250
Common stock issued for repayment of notes payable and accrued interest, Shares	64,000
Common stock issued for repayment of notes payable and accrued interest, Amount	1	13,377			13,378
Net Income (Loss)				(135,677)	(135,677)
Ending Balance, Amount at Dec. 31, 2011	148	331,211	127,024	(857,703)	(399,320)
Ending Balance, Shares at Dec. 31, 2011	14,863,130				14,863,130
Common stock issued for cash, Shares	30,000
Common stock issued for cash, Amount	1	7,499			7,500
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount
Common stock issued for discount on convertible notes payable, Amount
Net Income (Loss)					(67,751)
Ending Balance, Amount at Dec. 31, 2012	149	338,710	127,024	(925,454)	(459,571)
Ending Balance, Shares at Dec. 31, 2012	14,893,130				14,893,130
Common stock issued for cash, Shares	13,493,244
Common stock issued for cash, Amount	135	126,889	(127,024)		0
Common stock subscribed for services and prepaid expenses, Shares
Common stock subscribed for services and prepaid expenses, Amount	2,912,196
Common stock issued for discount on convertible notes payable, Shares	29	7,971			8,000
Common stock issued for discount on convertible notes payable, Amount					8,000
Net Income (Loss)					(34,974)
Ending Balance, Amount at May. 31, 2013	$ 313	$ 473,570		$ 960,428	$ (486,545)
Ending Balance, Shares at May. 31, 2013	31,298,570				14,893,130

NOTE 1 – NATURE OF OPERATIONS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1 – NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Organization and Nature of Business

On July 21, 2008, the Company was incorporated in the State of Nevada as Cutversion Technologies, Corp. On January 10, 2011 the Company filed an amendment to its Articles of Incorporation to change its name to Flex Fuel Technologies, Inc.

The Company is an alternative energy / alternative fuels (biofuels) company that intends to manufacture and distribute an E85 conversion kit.

The Company has not generated any revenues to date and has limited operations and in accordance with Financial Accounting Standards Board Accounting Standards Codification (ASC topic 915) is considered to be in the development stage.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues, costs and expenses during the reporting period. Actual results could differ from the estimates.

Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern. The Company has not generated any revenues to date and has not enacted its entire business plan as of May 31, 2013. In addition, the Company has a working capital deficit in the amount of $486,545 and does not have sufficient capital to fund its operations for the next twelve months. This raises substantial doubt about the Company’s ability to continue as a going concern. Management’s plan is to raise additional funds through the issuance of notes payable and sale of its common stock in order to implement its business plan. There can be no assurances that we will be successful in raising additional capital resources. If we are not successful, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

NOTE 1 – NATURE OF OPERATIONS

Organization and Nature of Business

On July 21, 2008, the Company was incorporated in the State of Nevada as Cutversion Technologies, Corp. On January 10, 2011 the Company filed an amendment to its Articles of Incorporation to change its name to Flex Fuel Technologies, Inc.

The Company is an alternative energy / alternative fuels (biofuels) company that intends to manufacture and distribute an E85 conversion kit.

The Company has not generated any revenues to date and has limited operations and in accordance with Financial Accounting Standards Board Accounting Standards Codification (ASC topic 915) is considered to be in the development stage.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues, costs and expenses during the reporting period. Actual results could differ from the estimates.

Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern. The Company has not generated any revenues to date and has not enacted its entire business plan as of December 31, 2012. In addition, the Company has a working capital deficit in the amount of $459,572 and does not have sufficient capital to fund its operations for the next twelve months. This raises substantial doubt about the Company’s ability to continue as a going concern. Management’s plan is to raise additional funds through the issuance of notes payable and sale of its common stock in order to implement its business plan. There can be no assurances that we will be successful in raising additional capital resources. If we are not successful, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of May 31, 2013 the Company did not have deposits in excess of federally-insured limits.

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of May 31, 2013 for the period from July 21, 2008 (inception) through May 31, 2013, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of May 31, 2013. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to May 31, 2013.

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 were $-0- and $2,906, respectively.

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 the Company recorded research and development costs of $-0- and $258,566 respectively.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of May 31, 2013 and for the 5-months period from July 21, 2008 (inception) through may 31, 2013.

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the 5-months period ended May 31, 2013 that had, or are expected to have, a material impact on our financial statements

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of December 31, 2012 and December 31, 2011 the Company did not have deposits in excess of federally-insured limits.

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of December 31, 2012, December 31, 2011and for the period from July 21, 2008 (inception) through December 31, 2012, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2012 or December 31, 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to December 31, 2012.

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the years ended December 31, 2012 and 2011, and for the period July 21, 2008 (inception) through December 31, 2012were $-0-, $-0- and $2,906, respectively.

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the years ended December 31, 2012 and 2011 and for the period July 21, 2008 (inception) through December 31, 2012 the Company recorded research and development costs of $-0-, $-0- and $258,566 respectively.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of December 31, 2012 and December 31, 2011and for the years ended December 31, 2012 and 2011 and for the period from July 21, 2008 (inception) through December 31, 2012.

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the year ended December 31, 2012 that had, or are expected to have, a material impact on our financial statements

NOTE 3 – PROPERTY AND EQUIPMENT	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
NOTE 3 – PROPERTY AND EQUIPMENT	NOTE 3 – PROPERTY AND EQUIPMENT
May 31, 2013
Automotive equipment	$7,048
Accumulated depreciation	7,048
$—
NOTE 3 – PROPERTY AND EQUIPMENT
	December 31, 2012	December 31, 2011

Automotive equipment	$7,048	$5,873
Accumulated depreciation	7,048	(5,873)
	$—	$—

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

On October 14, 2008 the Company entered into an agreement with Martech Performance Products, LLC (MPP) to acquire the exclusive rights to manufacture, market and sell throughout the United States and foreign countries a fuel saving device being developed by MPP. The purchase price is $250,000 in cash, 2,400,000 shares of common stock plus a royalty of $25 for each product unit sold by the Company, any affiliate, or sublicensee.

The payment terms include the payment of a nonrefundable initial lump-sum payment of $10,000, and deliver a test vehicle to MPP to finish development of the product. Within three weeks after the initial lump-sum payment MPP will provide a product unit for review and approval by the Company. Upon delivery and acceptance, the Company will pay to MPP a second nonrefundable lump-sum payment of $10,000 toward the $250,000 purchase price.

Upon receipt of an accepted unit from MPP, the Company will pursue testing for EPA approval as follows:

•	15 days after the start of testing the Company will pay MPP 20% of the funds that the Company has raised from investors toward the $250,000 purchase price on the 15th of each month. Within six months of the start of testing the Company shall pay the remaining balance of the $250,000 purchase price in full and will issue 6% of any then outstanding ownership (determined on a fully diluted basis) of the Company to MPP, free and clear of any liens, claims or encumbrances. On February 7, 2011, the Company issued 2,400,000 shares to satisfy this requirement.

•	Upon acceptance of the first product unit, MPP will deliver 10 more units to be used for export sales, engineering development and compliance testing. At the time of delivery, the Company will pay reasonable production costs of each unit to MPP, estimated to be $500 to $700 each.
•	MPP will provide additional assistance, including manufacturing set-up, engineering, technical and other support assistance to the Company, its prospective investors, dealers, manufacturers, and distributors at the rate of $75 per hour, subject to reasonable annual increases.

The Company will also pay to MPP a royalty equal to $25 for each product unit sold by the Company.

The agreement commenced on October 14, 2008 and shall remain in force for perpetuity, unless terminated for breach or default by either party upon 30 days notice.

At May 31, 2013, the balance due on the purchase price is $230,000 and is included in accounts payable in the accompanying balance sheet.

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

On October 14, 2008 the Company entered into an agreement with Martech Performance Products, LLC (MPP) to acquire the exclusive rights to manufacture, market and sell throughout the United States and foreign countries a fuel saving device being developed by MPP. The purchase price is $250,000 in cash, 2,400,000 shares of common stock plus a royalty of $25 for each product unit sold by the Company, any affiliate, or sublicensee.

The payment terms include the payment of a nonrefundable initial lump-sum payment of $10,000, and deliver a test vehicle to MPP to finish development of the product. Within three weeks after the initial lump-sum payment MPP will provide a product unit for review and approval by the Company. Upon delivery and acceptance, the Company will pay to MPP a second nonrefundable lump-sum payment of $10,000 toward the $250,000 purchase price.

Upon receipt of an accepted unit from MPP, the Company will pursue testing for EPA approval as follows:

•	15 days after the start of testing the Company will pay MPP 20% of the funds that the Company has raised from investors toward the $250,000 purchase price on the 15th of each month. Within six months of the start of testing the Company shall pay the remaining balance of the $250,000 purchase price in full and will issue 6% of any then outstanding ownership (determined on a fully diluted basis) of the Company to MPP, free and clear of any liens, claims or encumbrances. On February 7, 2011, the Company issued 2,400,000 shares to satisfy this requirement.

•	Upon acceptance of the first product unit, MPP will deliver 10 more units to be used for export sales, engineering development and compliance testing. At the time of delivery, the Company will pay reasonable production costs of each unit to MPP, estimated to be $500 to $700 each.
•	MPP will provide additional assistance, including manufacturing set-up, engineering, technical and other support assistance to the Company, its prospective investors, dealers, manufacturers, and distributors at the rate of $75 per hour, subject to reasonable annual increases.

The Company will also pay to MPP a royalty equal to $25 for each product unit sold by the Company.

The agreement commenced on October 14, 2008 and shall remain in force for perpetuity, unless terminated for breach or default by either party upon 30 days notice.

At December 31, 2012 and 2011the balance due on the purchase price is $230,000 and is included in accounts payable in the accompanying balance sheet.

NOTE 5 – BRIDGE NOTES PAYABLE	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 5 – BRIDGE NOTES PAYABLE

NOTE 5 – BRIDGE NOTES PAYABLE

In October, 2009, the Company issued 6% convertible promissory notes due in 180 days to seven individuals totaling $50,500. The notes are convertible at a 50% discount from the bid price. As a sweetener, the Company agreed to give each note holder an additional 25,000 common shares for each $10,000 of principal balance. The proceeds from the notes payable were allocated between the common shares issued and the note with a discount on debt being recorded in the amount of $27,889. Additionally, the Company recorded a discount on debt in the amount of $22,611 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2010, the Company issued $40,000 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $22,222 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $17,778 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2011, the Company issued $41,750 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $14,826 being recorded as discount on debt. The

Company also recorded a discount on debt in the amount of $12,083 related to the beneficial conversion feature of these notes.

As of May 31, 2013, the convertible notes payable and associated accrued interest is convertible into approximately 724,000 shares of common stock.

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

NOTE 5 – BRIDGE NOTES PAYABLE

In October, 2009, the Company issued 6% convertible promissory notes due in 180 days to seven individuals totaling $50,500. The notes are convertible at a 50% discount from the bid price. As a sweetener, the Company agreed to give each note holder an additional 25,000 common shares for each $10,000 of principal balance. The proceeds from the notes payable were allocated between the common shares issued and the note with a discount on debt being recorded in the amount of $27,889. Additionally, the Company recorded a discount on debt in the amount of $22,611 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2010, the Company issued $40,000 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $22,222 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $17,778 related to the beneficial conversion feature of these notes.

During the year ended December 31, 2011, the Company issued $41,750 of 6% convertible promissory notes also with a 180 day maturity and sweetener as indicated above. The proceeds from these notes payable were allocated between the common shares issued and the notes with $14,826 being recorded as discount on debt. The Company also recorded a discount on debt in the amount of $12,083 related to the beneficial conversion feature of these notes.

As of December 31, 2012, the convertible notes payable and associated accrued interest is convertible into approximately 724,000 shares of common stock.

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

During the years ended December 31, 2012 and 2011, $5,170 and $34,900 of deferred financing costs were amortized to interest expense. Deferred financing costs recorded from July 21, 2008 (date of Inception) through December 31, 2010 were $117,410.

NOTE 6 – 12% CONVERTIBLE NOTES	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 6 – 12% CONVERTIBLE NOTES

NOTE 6 – 12% CONVERTIBLE NOTES

The Company has issued $125,000 of convertible notes to eighteen note holders bearing interest at 12% per annum. The notes are convertible to common stock for a period of five years at a price of $.25 per share. The Company has determined that there is no beneficial conversion feature to the 12% convertible notes. During January 2010 the note holders elected to convert $115,000 of the notes plus accrued interest of $18,706 through the issuance 535,880 shares of common stock. In September, 2011, the remaining note holder elected to convert the remaining $10,000 plus accrued interest of $3,378 through the issuance of 64,000 shares of common stock.

NOTE 6 – 12% CONVERTIBLE NOTES

The Company has issued $125,000 of convertible notes to eighteen note holders bearing interest at 12% per annum. The notes are convertible to common stock for a period of five years at a price of $.25 per share. The Company has determined that there is no beneficial conversion feature to the 12% convertible notes. During January 2010 the note holders elected to convert $115,000 of the notes plus accrued interest of $18,706 through the issuance 535,880 shares of common stock. In September, 2011, the remaining note holder elected to convert the remaining $10,000 plus accrued interest of $3,378 through the issuance of 64,000 shares of common stock.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Equity [Abstract]
NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 40,000,000 shares of $.00001 par value Common stock authorized at December 31, 2011 there were 14,893,130 and 14,863,130 shares outstanding at December 31, 2012 and 2011, respectively.

At inception, July 21, 2008, the Company issued 23,998,500 shares to its founders. These shares were issued at par.

On various dates between May 2009 and September 2009 the Company raised $15,625 through the sale of 62,500 shares of common stock in private placement transactions with accredited investors at a sales price of $.25 per common share.

In September 2009 the Company raised $5,000 through the sale of 200,000 shares of common stock in a private placement transaction with an accredited investor at a sales price of $.025 per share.

During October 2009, the Company issued 249,500 shares of common stock in connection with proceeds of $90,500 of convertible notes payable. The proceeds from the note were allocated to the shares issued based on the relative fair value of the securities. In connection with the debt, the Company has recorded $27,889 as a discount on the notes. Additionally, the convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly the Company has recorded additional paid in capital in the amount of $22,611 related to the conversion feature.

In January 2010 the Company issued 535,800 shares of common stock as repayment of $115,000 of convertible notes payable and $18,706 of accrued interest on the notes.

In February 2010 one of the Company’s founders surrendered 10,800,000 shares of common stock held by him. No consideration was given by the Company for the surrendered. These shares were cancelled and returned to authorized and unissued shares.

On various dates between June and December 31, 2010, the Company entered into convertible notes payable for proceeds of $40,000. The Company issued 200,000 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $22,222 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $17,778 related to the conversion feature.

On various dates during the year ended December 31, 2011 the Company issued 219,000 shares of common stock for proceeds of $39,750.

In September, 2011 the Company issued 64,000 shares of common stock as repayment of $10,000 of convertible notes payable and $3,378 of accrued interest on the notes.

On various dates during the year ended December 31, 2011, the Company entered into convertible notes payable for proceeds of $23,550. The Company issued 108,750 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $14,827 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $12,083 related to the conversion feature.

On October 4, 2011 the Company issued 25,000 common shares to an independent contractor for services performed. The Company valued the services at $.25 per share based on the market value of the stock on the issuance date totaling $6,250.

On January 6, 2012 the Company issued 8,000 shares of common stock for proceeds of $2,000.

On February 28, 2012 the Company issued 10,000 shares of common stock for proceeds of $2,500.

On March 1, 2012 the Company issued 12,000 shares of common stock for proceeds of $3,000.

Common Stock Subscribed

In December 2008, the Company entered into a two year advisory agreement with an individual and committed to the issuance of 40,000 shares in relation to this agreement. As of December 31, 2011 these shares have not yet been issued. The shares were valued at $.10 per share and are included in common stock subscribed as of December 31, 2011. As of the date of these financial statements these shares have not yet been issued.

In January and March 2009, the Company entered into two additional advisory agreements with individuals each with two year terms and committed to the issuance of 80,000 shares in relation to the agreements. As of the date of these financial statements these shares have not yet been issued.

In November 2009, pursuant to a Mutual Release Agreement, the Company has committed to issue 8,933,244 shares of the Company’s common stock for services rendered between July 2008 and continuing through January 2011. The shares were valued based on the value of the services provided which based on the contract was deemed to be $67,000. As of the date of these financial statements these shares have not yet been issued.

Pursuant to the Technology Agreement with Martech Performance Products, LLC the Company had committed to the issuance of 2,400,000 shares of common stock. The shares were valued at par and were issued in February 2011.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 40,000,000 shares of $.00001 par value Common stock authorized at December 31, 2011there were14,893,130 and 14,863,130 shares outstanding at December 31, 2012 and 2011, respectively.

At inception, July 21, 2008, the Company issued 23,998,500 shares to its founders. These shares were issued at par.

On various dates between May 2009 and September 2009 the Company raised $15,625 through the sale of 62,500 shares of common stock in private placement transactions with accredited investors at a sales price of $.25 per common share.

In September 2009 the Company raised $5,000 through the sale of 200,000 shares of common stock in a private placement transaction with an accredited investor at a sales price of $.025 per share.

During October 2009, the Company issued 249,500 shares of common stock in connection with proceeds of $90,500 of convertible notes payable. The proceeds from the note were allocated to the shares issued based on the relative fair value of the securities. In connection with the debt, the Company has recorded $27,889 as a discount on the notes. Additionally, the convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly the Company has recorded additional paid in capital in the amount of $22,611 related to the conversion feature.

In January 2010 the Company issued 535,800 shares of common stock as repayment of $115,000 of convertible notes payable and $18,706 of accrued interest on the notes.

In February 2010 one of the Company’s founders surrendered 10,800,000 shares of common stock held by him. No consideration was given by the Company for the surrendered. These shares were cancelled and returned to authorized and unissued shares.

On various dates between June and December 31, 2010, the Company entered into convertible notes payable for proceeds of $40,000. The Company issued 200,000 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $22,222 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $17,778 related to the conversion feature.

On various dates during the year ended December 31, 2011 the Company issued 219,000 shares of common stock for proceeds of $39,750.

In September, 2011 the Company issued 64,000 shares of common stock as repayment of $10,000 of convertible notes payable and $3,378 of accrued interest on the notes.

On various dates during the year ended December 31, 2011, the Company entered into convertible notes payable for proceeds of $23,550. The Company issued 108,750 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $14,827 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $12,083 related to the conversion feature.

On October 4, 2011 the Company issued 25,000 common shares to an independent contractor for services performed. The Company valued the services at $.25 per share based on the market value of the stock on the issuance date totaling $6,250.

On January 6, 2012 the Company issued 8,000 shares of common stock for proceeds of $2,000.

On February 28, 2012 the Company issued 10,000 shares of common stock for proceeds of $2,500.

On March 1, 2012 the Company issued 12,000 shares of common stock for proceeds of $3,000.

Common Stock Subscribed

In December 2008, the Company entered into a two year advisory agreement with an individual and committed to the issuance of 40,000 shares in relation to this agreement. As of December 31, 2011 these shares have not yet been issued. The shares were valued at $.10 per share and are included in common stock subscribed as of December 31, 2011. As of the date of these financial statements these shares have not yet been issued.

In January and March 2009, the Company entered into two additional advisory agreements with individuals each with two year terms and committed to the issuance of 80,000 shares in relation to the agreements. As of the date of these financial statements these shares have not yet been issued.

In November 2009, pursuant to a Mutual Release Agreement, the Company has committed to issue 8,933,244 shares of the Company’s common stock for services rendered between July 2008 and continuing through January 2011. The shares were valued based on the value of the services provided which based on the contract was deemed to be $67,000. As of the date of these financial statements these shares have not yet been issued.

Pursuant to the Technology Agreement with Martech Performance Products, LLC the Company had committed to the issuance of 2,400,000 shares of common stock. The shares were valued at par and were issued in February 2011.

Loss Per Share

The computation of earnings per share of common stock is based on the weighted average number of shares outstanding at the date of the financial statements as follows:

	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic and diluted EPS:

For the year ended December 31, 2012 loss attributable to common shareholders	$(67,751)	14,889,519	$(0.00)

For the year ended December 31, 2011 loss attributable to common shareholders

NOTE 8 – RELATED PARTY TRANSACTIONS	5 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
NOTE 8 – RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

In July 2008 the Company entered into a consulting agreement with Trident Merchant Group (“TMG”) TMG is an entity under the control of Christopher Giordano, who is the brother of the Company’s President and Chief

Executive Officer. For the years ended December 31, 2012 and 2011, and for the period July 21, 2008 (inception) through December 31, 2012 the Company has recorded consulting fees of $ -0-, $-0- and $65,000, respectively.

To date, the Company has been provided secretarial, telephone and office space by an officer of the Company at no charge.

NOTE 9 – INCOME TAXES	5 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
NOTE 9 – INCOME TAXES

NOTE 9 – INCOME TAXES

At December 31, 2012 and 2011 deferred tax assets consist of the following: $315,000 and $300,000 which are offset by a valuation allowance of $315,000 and $300,000 respectively.

The Company has established a valuation allowance equal to the full amount of the deferred tax asset primarily due to uncertainty in the utilization of the net operating loss carry forwards.

As of December 31, 2012, the effective tax rate is lower than the statutory rate due to net operating losses.

The estimated net operating loss carry forwards of approximately $925,000 begin to expire in 2028 for both federal and state purposes.

NOTE 10 – SUBSEQUENT EVENTS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 10 – SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Management has reviewed events that have occurred subsequent to the balance sheet date and determined that there were no events that require adjustment to or disclosure in the financial statements.

NOTE 10 – SUBSEQUENT EVENTS

Management has reviewed events that have occurred subsequent to the balance sheet date and determined that there were no events that require adjustment to or disclosure in the financial statements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Policies)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of May 31, 2013 the Company did not have deposits in excess of federally-insured limits.

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of December 31, 2012 and December 31, 2011 the Company did not have deposits in excess of federally-insured limits.

Deferred Financing Costs

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of May 31, 2013 for the period from July 21, 2008 (inception) through May 31, 2013, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of December 31, 2012, December 31, 2011and for the period from July 21, 2008 (inception) through December 31, 2012, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of May 31, 2013. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to May 31, 2013.

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2012 or December 31, 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to December 31, 2012.

Research and Development and Software Costs

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 were $-0- and $2,906, respectively.

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the years ended December 31, 2012 and 2011, and for the period July 21, 2008 (inception) through December 31, 2012were $-0-, $-0- and $2,906, respectively.

Beneficial Conversion Features

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Fixed Assets

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Research and Development

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 the Company recorded research and development costs of $-0- and $258,566 respectively.

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the years ended December 31, 2012 and 2011 and for the period July 21, 2008 (inception) through December 31, 2012 the Company recorded research and development costs of $-0-, $-0- and $258,566 respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Stock Based Compensation

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Segment Reporting

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of May 31, 2013 and for the 5-months period from July 21, 2008 (inception) through may 31, 2013.

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of December 31, 2012 and December 31, 2011and for the years ended December 31, 2012 and 2011 and for the period from July 21, 2008 (inception) through December 31, 2012.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the 5-months period ended May 31, 2013 that had, or are expected to have, a material impact on our financial statements

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the year ended December 31, 2012 that had, or are expected to have, a material impact on our financial statements

NOTE 3 – PROPERTY AND EQUIPMENT (Tables)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
May 31, 2013
Automotive equipment	$7,048
Accumulated depreciation	7,048
$—

	December 31, 2012	December 31, 2011

Automotive equipment	$7,048	$5,873
Accumulated depreciation	7,048	(5,873)
	$—	$—

NOTE 7 - STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2012
Note 7 - Stockholders Equity Deficit Tables
Loss per Share
	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic and diluted EPS:

For the year ended December 31, 2012 loss attributable to common shareholders	$(67,751)	14,889,519	$(0.00)

For the year ended December 31, 2011 loss attributable to common shareholders	$(135,677)	14,620,718	$(0,01)

NOTE 1 – NATURE OF OPERATIONS (Details Narrative) (USD $)	May 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficit	$ 486,545	$ 459,572

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	5 Months Ended		12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Accounting Policies [Abstract]
Advertising Expense	$ 0		$ 0	$ 0	$ 2,906	$ 2,906
Research and Development Expense	$ 0	$ 0	$ 0	$ 0	$ 258,566	$ 258,566

NOTE 3 – PROPERTY AND EQUIPMENT - Property Plant and Equipment (Details) (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Automotive equipment	$ 7,048	$ 7,048	$ 5,873
Accumulated depreciation	7,048	7,048	5,873
Property Plant and Equipment, Net

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	12 Months Ended		58 Months Ended
	Feb. 28, 2011	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Units	Oct. 14, 2008
Accounting Policies [Abstract]
License Costs		$ 230,000	$ 230,000	$ 230,000	$ 250,000
Shares Issued for Technology	2,400,000				2,400,000
Royalty Payments					25
Deposit, Assets						10,000
Second Payment for Asset						10,000
Percent of Funds Raised Paid to MPP						20.00%
Shares of Outstanding Ownership Issued						6.00%
Units Receivable					10
Production and Distribution Costs, Estimate, Low					500
Production and Distribution Costs, Estimate, High					700
Hourly Wages					$ 75

NOTE 5 – BRIDGE NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended				7 Months Ended	12 Months Ended			29 Months Ended
	Sep. 30, 2011	Feb. 28, 2011	Jan. 31, 2010	Oct. 31, 2009	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	May 31, 2013	Oct. 01, 2009	Jul. 20, 2008
Debt Disclosure [Abstract]
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%	6.00%	6.00%		6.00%	12.00%
Debt Instrument, Term				180 days			180 days	180 days
Debt Instrument, Face Amount					$ 40,000		$ 41,750	$ 40,000	$ 40,000		$ 50,500
Debt Instrument, Converstion Rate				50.00%
Common Shares Issued						31,298,570	14,893,130			31,298,570	25,000	23,998,500
Proceeds from Issuance				10,000
Note Payable, Carrying Amount											27,889
Debt Discount					22,222		14,826	22,222	22,222		22,611
Shares Issued, Debt Conversion	64,000	108,750	535,880		200,000		724,000
Debt Discount, Beneficial Conversion Feature					17,778		12,083	17,778	17,778
Deferred Financing Costs						$ 5,170	$ 34,900		$ 117,410

NOTE 6 – 12% CONVERTIBLE NOTES (Details Narrative) (USD $)	1 Months Ended			7 Months Ended	12 Months Ended	58 Months Ended
	Sep. 30, 2011	Feb. 28, 2011	Jan. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	May 31, 2013	Oct. 01, 2009	Jul. 20, 2008
Debt Disclosure [Abstract]
Debt Instrument, Fair Value								$ 125,000
Debt Instrument, Stated Interest Rate				6.00%	6.00%		6.00%	12.00%
Debt Instrument, Call Feature						p5y
Debt Instrument, Conversion Price								$ 0.25
Debt Instrument, Converted Instrument Amount	10,000		115,000
Debt Instrument, Accrued Interest Payble	$ 3,378		$ 18,706
Debt Instrument, Shares Issued	64,000	108,750	535,880	200,000	724,000

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) (USD $)	1 Months Ended									5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Sep. 30, 2011	Feb. 28, 2011	Feb. 28, 2010	Jan. 31, 2010	Oct. 31, 2009	Sep. 30, 2009	Sep. 30, 2009	Dec. 31, 2010	Dec. 31, 2011	May 31, 2013	Dec. 31, 2012	Oct. 04, 2011	Feb. 02, 2011	Nov. 01, 2009	Oct. 01, 2009	Sep. 02, 2009	May 02, 2009	Jan. 02, 2009	Dec. 01, 2008	Jul. 20, 2008
Equity [Abstract]
Common Stock, Shares Authorized												40,000,000	40,000,000	40,000,000
Common Stock, Par or Stated Value Per Share												$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Outstanding												14,863,130	14,893,130	14,893,130
Common Stock, Shares Issued												14,893,130	31,298,570	31,298,570				25,000					23,998,500
Proceeds from Issuance of Common Stock	$ 3,000	$ 2,500	$ 2,000				$ 115,000	$ 90,500	$ 5,000	$ 15,625		$ 39,750
Common Stock, Shares Sold	12,000	10,000	8,000				535,800	249,500	200,000	62,500		219,000
Common Stock, Sale, Price per Share																			$ 0.025	$ 0.25
Debt Instrument, Discount								27,889			22,222	14,827
Adjustment to Additional Paid in Capital, Debt with Conversion								22,611			17,778	12,083
Accrued Interest Payable				3,378			18,706
Shares Forfeitted						10,800,000
Increase in Notes Payable				10,000							40,000	23,550
Common Stock, Shares Issued, Debt Conversion				64,000	108,750		535,880				200,000	724,000
Common Stock, Shares Issued for Services															25,000	2,400,000	8,933,244				80,000	40,000
Share Based Compensation, Price Per Share															$ 0.25							$ 0.1
Share Based Compensation, Value															$ 6,250		$ 67,000

Loss Per Share (Details) (USD $)	5 Months Ended		6 Months Ended	12 Months Ended				53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	May 31, 2013
Loss Per Share Details
Loss (Numerator)	$ (34,974)	$ (135,677)	$ (329,927)	$ (67,751)	$ (135,677)	$ (182,956)	$ (209,143)	$ (925,454)	$ (960,428)
Shares (Denominator)	14,889,519	14,620,718		14,889,519	14,620,718
Per Share Amount				$ 0	$ (0.01)

NOTE 8 – RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended		53 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Related Party Transactions [Abstract]
Officer's Compensation	$ 0	$ 0	$ 65,000

NOTE 9 – INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Abstract]
Deferred Income Tax Assets	$ 315,000	$ 300,000
Deferred Tax Asset, Valuation Allowance	315,000	300,000
Deferred Tax Assets, Net Operating Loss Carryforward	$ 925,000